IMPAIRMENT - Schedule of Impairment (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	£ 914,000,000	£ (67,000,000)	£ 1,469,000,000
Other changes in credit quality	553,000,000	(447,000,000)	2,327,000,000
Additions and repayments	118,000,000	(818,000,000)	197,000,000
Methodology and model changes	(63,000,000)	(42,000,000)	152,000,000
Other items	0	(4,000,000)	10,000,000
Other items impacting the impairment charge	608,000,000	(1,311,000,000)	2,686,000,000
Total impairment (credit) charge	1,522,000,000	(1,378,000,000)	4,155,000,000
In respect of:
Other assets	22,000,000	2,000,000	5,000,000
Impairment charge on drawn balances	1,394,000,000	(1,119,000,000)	3,861,000,000
Loan commitments and financial guarantees	122,000,000	(257,000,000)	289,000,000
Financial assets at fair value through other comprehensive income	6,000,000		5,000,000
Financial assets at fair value through other comprehensive income		(2,000,000)
Residual value and voluntary impairment charges	0	(77,000,000)	41,000,000
Loans and advances to banks
In respect of:
Loans and advances	14,000,000	(5,000,000)	5,000,000
Loans and advances to customers
In respect of:
Loans and advances	1,351,000,000	(1,116,000,000)	3,850,000,000
Financial assets at amortised cost, category
In respect of:
Financial assets at amortised cost	1,372,000,000	(1,121,000,000)	3,856,000,000
Financial assets at amortised cost, category | Debt securities
In respect of:
Financial assets at amortised cost	7,000,000	0	1,000,000
Stage 1 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	(24,000,000)	75,000,000	(169,000,000)
Other changes in credit quality	(278,000,000)	(331,000,000)	946,000,000
Additions and repayments	132,000,000	(246,000,000)	98,000,000
Methodology and model changes	2,000,000	(63,000,000)	(44,000,000)
Other items	0	2,000,000	0
Other items impacting the impairment charge	(144,000,000)	(638,000,000)	1,000,000,000
Total impairment (credit) charge	(168,000,000)	(563,000,000)	831,000,000
In respect of:
Other assets	0	0	0
Impairment charge on drawn balances	(198,000,000)	(459,000,000)	703,000,000
Loan commitments and financial guarantees	24,000,000	(102,000,000)	123,000,000
Financial assets at fair value through other comprehensive income	6,000,000		5,000,000
Financial assets at fair value through other comprehensive income		(2,000,000)
Stage 1 £m | Loans and advances to banks
In respect of:
Loans and advances	12,000,000	(5,000,000)	5,000,000
Stage 1 £m | Loans and advances to customers
In respect of:
Loans and advances	(217,000,000)	(454,000,000)	697,000,000
Stage 1 £m | Financial assets at amortised cost, category
In respect of:
Financial assets at amortised cost	(198,000,000)	(459,000,000)	703,000,000
Stage 1 £m | Financial assets at amortised cost, category | Debt securities
In respect of:
Financial assets at amortised cost	7,000,000	0	1,000,000
Stage 2 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	581,000,000	(481,000,000)	940,000,000
Other changes in credit quality	90,000,000	(320,000,000)	22,000,000
Additions and repayments	113,000,000	(389,000,000)	177,000,000
Methodology and model changes	11,000,000	15,000,000	170,000,000
Other items	0	4,000,000	0
Other items impacting the impairment charge	214,000,000	(690,000,000)	369,000,000
Total impairment (credit) charge	795,000,000	(1,171,000,000)	1,309,000,000
In respect of:
Other assets	0	0	0
Impairment charge on drawn balances	696,000,000	(1,025,000,000)	1,151,000,000
Loan commitments and financial guarantees	99,000,000	(146,000,000)	158,000,000
Financial assets at fair value through other comprehensive income	0		0
Financial assets at fair value through other comprehensive income		0
Stage 2 £m | Loans and advances to banks
In respect of:
Loans and advances	2,000,000	0	0
Stage 2 £m | Loans and advances to customers
In respect of:
Loans and advances	694,000,000	(1,025,000,000)	1,151,000,000
Stage 2 £m | Financial assets at amortised cost, category
In respect of:
Financial assets at amortised cost	696,000,000	(1,025,000,000)	1,151,000,000
Stage 2 £m | Financial assets at amortised cost, category | Debt securities
In respect of:
Financial assets at amortised cost	0	0	0
Stage 3 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	357,000,000	339,000,000	698,000,000
Other changes in credit quality	663,000,000	252,000,000	1,192,000,000
Additions and repayments	(69,000,000)	(96,000,000)	(48,000,000)
Methodology and model changes	(47,000,000)	6,000,000	26,000,000
Other items	0	(10,000,000)	10,000,000
Other items impacting the impairment charge	547,000,000	152,000,000	1,180,000,000
Total impairment (credit) charge	904,000,000	491,000,000	1,878,000,000
In respect of:
Other assets	22,000,000	2,000,000	5,000,000
Impairment charge on drawn balances	905,000,000	500,000,000	1,870,000,000
Loan commitments and financial guarantees	(1,000,000)	(9,000,000)	8,000,000
Financial assets at fair value through other comprehensive income	0		0
Financial assets at fair value through other comprehensive income		0
Stage 3 £m | Loans and advances to banks
In respect of:
Loans and advances	0	0	0
Stage 3 £m | Loans and advances to customers
In respect of:
Loans and advances	883,000,000	498,000,000	1,865,000,000
Stage 3 £m | Financial assets at amortised cost, category
In respect of:
Financial assets at amortised cost	883,000,000	498,000,000	1,865,000,000
Stage 3 £m | Financial assets at amortised cost, category | Debt securities
In respect of:
Financial assets at amortised cost	0	0	0
POCI £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	0	0	0
Other changes in credit quality	78,000,000	(48,000,000)	167,000,000
Additions and repayments	(58,000,000)	(87,000,000)	(30,000,000)
Methodology and model changes	(29,000,000)	0	0
Other items	0	0	0
Other items impacting the impairment charge	(9,000,000)	(135,000,000)	137,000,000
Total impairment (credit) charge	(9,000,000)	(135,000,000)	137,000,000
In respect of:
Other assets	0	0	0
Impairment charge on drawn balances	(9,000,000)	(135,000,000)	137,000,000
Loan commitments and financial guarantees	0	0	0
Financial assets at fair value through other comprehensive income	0		0
Financial assets at fair value through other comprehensive income		0
POCI £m | Loans and advances to banks
In respect of:
Loans and advances	0	0	0
POCI £m | Loans and advances to customers
In respect of:
Loans and advances	(9,000,000)	(135,000,000)	137,000,000
POCI £m | Financial assets at amortised cost, category
In respect of:
Financial assets at amortised cost	(9,000,000)	(135,000,000)	137,000,000
POCI £m | Financial assets at amortised cost, category | Debt securities
In respect of:
Financial assets at amortised cost	£ 0	£ 0	£ 0